Acquisitions and Divestments - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Digital Television and Set Top Box [Member]	Jul. 04, 2011 Sound Solutions business [Member]	Jul. 19, 2012 High Speed Data Converter Business [Member]	Dec. 14, 2010 NuTune [Member]	Jul. 26, 2010 Jennic Ltd. [Member]	Apr. 12, 2012 Catena Group [Member]	Dec. 31, 2012 Catena Group [Member]	Feb. 08, 2010 Trident Microsystems, Inc., [Member]	Dec. 31, 2010 Trident Microsystems, Inc., [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price consideration						$ 8	$ 20
Purchase price, treasury shares	3,032,838						599,000
Purchase price, shares value	15						14
Purchase price allocation to goodwill							11
Other intangible assets, amortization period	6 years							5 years
Purchase price allocation to other intangible assets							9
Purchase price allocation to assets acquired							7
Purchase price allocation to liabilities assumed							7
Gain (loss) on sale of business		(26)		19
Proceeds from sale of business			855	31
Joint venture holding percentage sold					55.00%
Ownership percentage acquired						100.00%
Additional contingent consideration for acquisition						8
Purchase price, cash paid										54
Purchase price, cash paid subsequent to closing date										7
Shareholding percentage									60.00%
Shareholding value									$ 177